EXHIBIT 99.1

MONTHLY SERVICER'S CERTIFICATE

CARMAX BUSINESS SERVICES, LLC

CARMAX AUTO OWNER TRUST

SERIES 2010-2

Collection Period			8/1/11-8/31/11
Determination Date			9/9/2011
Distribution Date			9/15/2011

Pool Balance

1.	Pool Balance on the close of the last day of the preceding Collection Period		$423,887,021.39
2.	Collections allocable to Principal		$15,976,488.95
3.	Purchase Amount allocable to Principal		$0.00
4.	Defaulted Receivables		$524,718.03

5.	Pool Balance on the close of the last day of the related Collection Period (Ln 1 – Ln 2 – Ln 3 – Ln 4)		$407,385,814.41

6.	Total number of Receivables outstanding on the close of the last day of the related Collection Period		32,254

7.	Initial Pool Balance		$650,000,000.99

8.	Note Balances	Beginning of Period	End of Period

	a. Class A-1 Note Balance	$0.00	$0.00
	b. Class A-2 Note Balance	$34,528,716.07	$18,275,027.19
	c. Class A-3 Note Balance	$249,000,000.00	$249,000,000.00
	d. Class A-4 Note Balance	$82,000,000.00	$82,000,000.00
	e. Class B Note Balance	$43,875,000.00	$43,875,000.00
	f. Class C Note Balance	$8,125,000.00	$8,125,000.00

	g. Note Balance (sum a – f)	$417,528,716.07	$401,275,027.19

9.	Pool Factors

	a. Class A-1 Note Pool Factor	0.0000000	0.0000000
	b. Class A-2 Note Pool Factor	0.2877393	0.1522919
	c. Class A-3 Note Pool Factor	1.0000000	1.0000000
	d. Class A-4 Note Pool Factor	1.0000000	1.0000000
	e. Class B Note Pool Factor	1.0000000	1.0000000
	f. Class C Note Pool Factor	1.0000000	1.0000000

	g. Note Pool Factor	0.6423519	0.6173462

10.	Overcollateralization Target Amount		$6,110,787.22
11.	Current overcollateralization amount (Pool Balance – Note Balance)		$6,110,787.22

12.	Weighted Average Coupon	%	9.53%
13.	Weighted Average Original Term	months	65.37
14.	Weighted Average Remaining Term	months	48.14

Collections

15.	Finance Charges:
	a. Collections allocable to Finance Charge		$3,416,815.87
	b. Liquidation Proceeds allocable to Finance Charge		$853.34
	c. Purchase Amount allocable to Finance Charge		$0.00

	d. Available Finance Charge Collections (sum a – c)		$3,417,669.21

16.	Principal:
	a. Collections allocable to Principal		$15,976,488.95
	b. Liquidation Proceeds allocable to Principal		$286,613.32
	c. Purchase Amount allocable to Principal		$0.00

	d. Available Principal Collections (sum a – c)		$16,263,102.27

17.	Total Finance Charge and Principal Collections (15d + 16d)	$19,680,771.48
18.	Interest Income from Collection Account	$413.57
19.	Simple Interest Advances	$0.00

20.	Available Collections (Ln 17 + 18 + 19)	$19,681,185.05

Available Funds

21.	Available Collections	$19,681,185.05
22.	Reserve Account Draw Amount	$0.00

23.	Available Funds	$19,681,185.05

Application of Available Funds

24.	Servicing Fee
	a. Monthly Servicing Fee	$353,239.18
	b. Amount Unpaid from Prior Months	$0.00
	c. Amount Paid	$353,239.18

	d. Shortfall Amount (a + b – c)	$0.00

25.	Unreimbursed Servicer Advances	$0.00

26.	Backup Servicing Fees and Unpaid Transition Expenses
	a. Monthly Servicing Fee	$2,649.29
	b. Unpaid Transition Expenses and Indemnity Amounts (Capped at $175,000)	$0.00
	c. Other Unpaid Backup Servicing Fees	$0.00
	d. Amount Paid	$2,649.29

	e. Shortfall Amount (a + b + c – d)	$0.00

27.	Class A Noteholder Interest Amounts
	a. Class A-1 Monthly Interest	$0.00
	b. Additional Note Interest related to Class A-1 Monthly Interest	$0.00
	c. Interest Due on Additional Note Interest related to Class A-1 Monthly Interest	$0.00

	d. Total Class A-1 Note Interest (sum a – c)	$0.00

	e. Class A-2 Monthly Interest	$26,472.02
	f. Additional Note Interest related to Class A-2 Monthly Interest	$0.00
	g. Interest Due on Additional Note Interest related to Class A-2a Monthly Interest	$0.00

	h. Total Class A-2 Note Interest (sum e – g)	$26,472.02

	i. Class A-3 Monthly Interest	$292,575.00
	j. Additional Note Interest related to Class A-3 Monthly Interest	$0.00
	k. Interest Due on Additional Note Interest related to Class A-3 Monthly Interest	$0.00

	l. Total Class A-3 Note Interest (sum i – k)	$292,575.00

	m. Class A-4 Monthly Interest	$139,400.00
	n. Additional Note Interest related to Class A-4 Monthly Interest	$0.00
	o. Interest Due on Additional Note Interest related to Class A-4 Monthly Interest	$0.00

	p. Total Class A-4 Note Interest (sum m – o)	$139,400.00

28.	Priority Principal Distributable Amount	$0.00

29.	Class B Noteholder Interest Amount
	a. Class B Monthly Interest	$144,787.50
	b. Additional Note Interest related to Class B Monthly Interest	$0.00
	c. Interest Due on Additional Note Interest related to Class B Monthly Interest	$0.00

	d. Total Class B Note Interest (sum a – c)	$144,787.50

30.	Secondary Principal Distributable Amount	$2,017,901.66

31.	Class C Noteholder Interest Amount
	a. Class C Monthly Interest	$35,072.92
	b. Additional Note Interest related to Class C Monthly Interest	$0.00
	c. Interest Due on Additional Note Interest related to Class C Monthly Interest	$0.00

	d. Total Class C Note Interest (sum a – c)	$35,072.92

32.	Tertiary Principal Distributable Amount	$8,125,000.00

33.	Required Payment Amount (Ln 24 + Ln 26 + (sum of Ln 27 through Ln 32))	$11,137,097.57

34.	Reserve Account Deficiency	$0.00

35.	Regular Principal Distributable Amount	$6,110,787.22

36.	Remaining Unpaid Servicer Transition Expenses, if any	$0.00

37.	Additional Servicing Fees, if any	$0.00

38.	Remaining Unpaid Backup Servicer Indemnity Amounts, if any	$0.00

Collection Account Activity

39.	Deposits
	a. Total Daily Deposits of Finance Charge Collections	$3,417,669.21
	b. Total Daily Deposits of Principal Collections	$16,263,102.27
	c. Withdrawal from Reserve Account	$0.00
	d. Interest Income	$413.57

	e. Total Deposits to Collection Account (sum a – d)	$19,681,185.05

40.	Withdrawals
	a. Servicing Fee and Unreimbursed Servicer Advances	$353,239.18
	b. Backup Servicing Fee and Unreimbursed Backup Servicer Advances	$2,649.29
	c. Deposit to Note Payment Account for Monthly Note Interest/Principal	$16,891,996.32
	d. Deposit to Reserve Account	$0.00
	e. Excess Collections (Deposit to Certificate Payment Account for payment to Certificateholder)	$2,433,300.26

	f. Total Withdrawals from Collection Account (sum a – e)	$19,681,185.05

Note Payment Account Activity

41.	Deposits
	a. Class A-1 Interest Distribution	$0.00
	b. Class A-2 Interest Distribution	$26,472.02
	c. Class A-3 Interest Distribution	$292,575.00
	d. Class A-4 Interest Distribution	$139,400.00
	e. Class B Interest Distribution	$144,787.50
	f. Class C Interest Distribution	$35,072.92

	g. Class A-1 Principal Distribution	$0.00
	h. Class A-2 Principal Distribution	$16,253,688.88
	i. Class A-3 Principal Distribution	$0.00
	j. Class A-4 Principal Distribution	$0.00
	k. Class B Principal Distribution	$0.00
	l. Class C Principal Distribution	$0.00

	m. Total Deposits to Note Payment Account (sum a – l)	$16,891,996.32

42.	Withdrawals
	a. Class A-1 Distribution	$0.00
	b. Class A-2 Distribution	$16,280,160.90
	c. Class A-3 Distribution	$292,575.00
	d. Class A-4 Distribution	$139,400.00
	e. Class B Distribution	$144,787.50
	f. Class C Distribution	$35,072.92

	g. Total Withdrawals from Note Payment Account (sum a – f)	$16,891,996.32

Certificate Payment Account Activity

43.	Deposits
	a. Excess Collections	$2,433,300.26
	b. Reserve Account surplus (Ln 53)	$43.88

	c. Total Deposits to Certificate Payment Account (sum a – b)	$2,433,344.14

44.	Withdrawals

	a. Certificateholder Distribution		$2,433,344.14

	b. Total Withdrawals from Certificate Payment Account		$2,433,344.14

Required Reserve Account Amount

45.	Lesser of: (a or b)
	a. $1,625,000.00		$1,625,000.00
	b. Note Balance		$401,275,027.19

46.	Required Reserve Account Amount		$1,625,000.00

Reserve Account Reconciliation

47.	Beginning Balance (as of end of preceding Distribution Date)		$1,625,000.00
48.	Investment Earnings		$43.88
49.	Reserve Account Draw Amount		$0.00

50.	Reserve Account Amount (Ln 47 + Ln 48 – Ln 49)		$1,625,043.88
51.	Deposit from Available Funds (Ln 40d)		$0.00
52.	If Reserve Account Balance exceeds Required Reserve Account Amount, payment to
	a. the Note Payment Account for the payment of principal to the extent of any unfunded Regular Principal Distribution Amount; and		$0.00
	b. any Successor Servicer for the payment of any unfunded Transition Costs and Additional Servicing Fee		$0.00
53.	Payment to Certificateholder if Reserve Account Balance exceeds Required Reserve Account Amount and to the extent no unfunded amounts described in Ln 52 exist		$43.88

54.	Ending Balance (Ln 50 + Ln 51 – Ln 52 – Ln 53)		$1,625,000.00
55.	Reserve Account Deficiency (Ln 46 – Ln 54)		$0.00

Instructions to the Trustee

56.	Amount to be deposited from the Reserve Account into the Collection Account		$0.00
57.	Amount to be paid to Servicer from the Collection Account		$353,239.18
58.	Amount to be paid to Backup Servicer from the Collection Account		$2,649.29
59.	Amount to be deposited from the Collection Account into the Note Payment Account		$16,891,996.32
60.	Amount to be deposited from the Collection Account into the Certificate Payment Account		$2,433,300.26
61.	Amount to be deposited from the Collection Account into the Reserve Account		$0.00
62.	Amount to be deposited from the Reserve Account, if Reserve Account Balance exceeds Required Reserve Account Amount, into
	a. the Note Payment Account for any unfunded Regular Principal Distributable Amount		$0.00
	b. the Certificate Payment Account for payment to the Certificateholder, if no unfunded Regular Principal distributable amount exists		$43.88
63.	Amount to be paid to Class A-1 Noteholders from the Note Payment Account		$0.00
64.	Amount to be paid to Class A-2 Noteholders from the Note Payment Account		$16,280,160.90
65.	Amount to be paid to Class A-3 Noteholders from the Note Payment Account		$292,575.00
66.	Amount to be paid to Class A-4 Noteholders from the Note Payment Account		$139,400.00
67.	Amount to be paid to Class B Noteholders from the Note Payment Account		$144,787.50
68.	Amount to be paid to Class C Noteholders from the Note Payment Account		$35,072.92
69.	Amount to be paid to Certificateholders from the Certificate Payment Account with respect to Excess Collections and Reserve Account surplus		$2,433,344.14

Net Loss and Delinquency Activity

70.	Net Losses with respect to preceding Collection Period		$237,251.37
71.	Cumulative Net Losses		$2,641,937.51
72.	Cumulative Net Loss Percentage		0.4065%

73.	Delinquency Analysis	Number of Loans	Principal Balance

	a. 31 to 60 days past due	515	$6,586,069.62
	b. 61 to 90 days past due	136	$1,537,189.72
	c. 91 or more days past due	78	$633,474.86

	d. Total Past Due (sum a – c)	729	8,756,734.20

Servicer Covenant

74.	CarMax, Inc Consolidated Tangible Net Worth as of the end of the Related Fiscal Quarter	$2,420,345,000.00
75.	Is CarMax, Inc Consolidated Tangible Net Worth greater than $1,000,000,000?	Yes

IN WITNESS WHEREOF, the undersigned has duly executed this certificate on September 09, 2011.

CARMAX BUSINESS SERVICES, LLC As Servicer

By:	/s/ Keith D. Browning
Name:	Keith D. Browning
Title:	Executive Vice President